Bank Loans - Schedule of Terms and Conditions of Outstanding Bank Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Face Value	€ 920,000	€ 920,000
Carrying Amount	€ 382	90,756
CaixaBank [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000	400,000
Carrying Amount	€ 382	34,638
Abanca [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000	100,000
Carrying Amount		12,886
Banco de Sabadell SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000	250,000
Carrying Amount		21,411
Unicaja [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000	170,000
Carrying Amount		€ 21,821